29. SELLING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Selling Expenses Tables
Selling expenses
	12.31.2017	12.31.2016	12.31.2015
Salaries and social security charges	618	482	311
Accrual of defined benefit plans	14	13	12
Fees and compensation for services	593	496	333
Compensation agreements	132	157	74
Property, plant and equipment depreciations	56	50	35
Taxes, rates and contributions	696	343	95
Communications	177	129	59
Penalties	266	182	24
Doubtful accounts	254	235	27
Transport	85	29	-
Other	13	16	3
Total selling expenses	2,904	2,132	973